(NYSE ARCA, Inc.: SRHQ)

Schedule of Investments

January 31, 2024

SRH U.S. Quality ETF

Schedule of Investments

January 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.86%
Consumer Discretionary Products - 5.13%
Masco Corp.	38,464	$2,588,243
NVR, Inc.(a)	343	2,426,824
Polaris, Inc.	17,307	1,556,938
		6,572,005

Consumer Discretionary Services - 1.37%
TKO Group Holdings, Inc.	20,956	1,753,808

Consumer Staple Products - 4.18%
Coca-Cola Consolidated, Inc.	3,575	3,079,469
Molson Coors Beverage Co., Class B	37,005	2,286,539
		5,366,008

Financial Services - 6.50%
BlackRock, Inc.	2,859	2,213,752
Credit Acceptance Corp.(a)	4,386	2,373,133
Invesco Ltd.	116,749	1,848,137
Morgan Stanley	21,773	1,899,477
		8,334,499

Health Care - 13.37%
Amedisys, Inc.(a)	26,002	2,451,208
Cencora, Inc.	11,945	2,779,363
Elevance Health, Inc.	4,160	2,052,710
The Ensign Group, Inc.	20,039	2,268,816
Fortrea Holdings, Inc.(a)	8,345	258,361
Humana, Inc.	3,944	1,491,069
Laboratory Corp. of America Holdings	8,345	1,855,093
Select Medical Holdings Corp.	73,981	1,922,766
UnitedHealth Group, Inc.	4,047	2,071,012
		17,150,398

Industrial Products - 4.46%
Huntington Ingalls Industries, Inc.	9,246	2,393,974
Lockheed Martin Corp.	4,046	1,737,393
The Toro Co.	17,225	1,592,968
		5,724,335

Industrial Services - 12.72%
ADT, Inc.	264,825	1,729,307
Applied Industrial Technologies, Inc.	13,456	2,374,446
EMCOR Group, Inc.	11,763	2,683,258
FTI Consulting, Inc.(a)	9,702	1,859,000
Insperity, Inc.	15,754	1,806,826
Resideo Technologies, Inc.(a)	104,742	1,756,524
TriNet Group, Inc.(a)	23,724	2,697,419
United Parcel Service, Inc., Class B	9,869	1,400,411
		16,307,191

	Shares	Value
Materials - 7.91%
Eagle Materials, Inc.	13,032	$2,948,881
Owens Corning	19,963	3,024,994
Silgan Holdings, Inc.	35,678	1,639,047
Westrock Co.	62,763	2,526,838
		10,139,760

Media - 6.36%
Altice USA, Inc., Class A(a)	559,178	1,364,394
Comcast Corp., Class A	50,446	2,347,757
Fox Corp., Class A	56,216	1,815,777
GoDaddy, Inc., Class A(a)	24,607	2,624,583
		8,152,511

Real Estate - 5.08%
CBRE Group, Inc., Class A(a)	26,266	2,267,018
Cushman & Wakefield PLC(a)	181,657	1,911,032
Jones Lang LaSalle, Inc.(a)	13,158	2,329,756
		6,507,806

Retail & Wholesale - Discretionary - 3.47%
AutoZone, Inc.(a)	778	2,148,937
O'Reilly Automotive, Inc.(a)	2,253	2,304,932
		4,453,869

Retail & Wholesale - Staples - 2.14%
Sprouts Farmers Market, Inc.(a)	54,593	2,749,849

Software & Tech Services - 16.09%
Akamai Technologies, Inc.(a)	24,424	3,009,769
Box, Inc., Class A(a)	71,468	1,856,739
CACI International, Inc., Class A(a)	6,455	2,218,777
Euronet Worldwide, Inc.(a)	17,113	1,705,310
Gartner, Inc.(a)	5,875	2,687,460
Genpact Ltd.	41,425	1,487,157
Leidos Holdings, Inc.	20,774	2,294,904
PayPal Holdings, Inc.(a)	25,213	1,546,818
Qualys, Inc.(a)	14,709	2,782,502
TTEC Holdings, Inc.	51,427	1,048,082
		20,637,518

See Notes to Schedule of Investments.

SRH U.S. Quality ETF

Schedule of Investments

January 31, 2024 (Continued) (Unaudited)

	Shares	Value
Tech Hardware & Semiconductors - 11.08%
Arrow Electronics, Inc.(a)	15,332	$1,704,151
Broadcom, Inc.	2,983	3,519,940
Dell Technologies, Inc.	47,560	3,941,773
FormFactor, Inc.(a)	60,044	2,327,906
Jabil, Inc.	21,693	2,717,916
		14,211,686

TOTAL COMMON STOCKS (Cost $106,623,727)		128,061,243

MONEY MARKET FUNDS - 0.10%
Invesco Government & Agency Portfolio, Institutional Class, 7-Day Yield - 5.24%(b)	123,906	123,906

TOTAL MONEY MARKET FUNDS (Cost $123,906)		123,906

TOTAL INVESTMENTS - 99.96% (Cost $106,747,633)		$128,185,149

Other Assets In Excess of Liabilities - 0.04%		57,681

NET ASSETS - 100.00%		$128,242,830

(a)	Non-income producing security.
(b)	Rate disclosed is 7-Day Yield as of January 31, 2024.

Percentages are stated as a percent of net assets.

See Notes to Schedule of Investments.

SRH U.S. Quality ETF

Notes to Schedule of Investments

January 31, 2024 (Unaudited)

NOTE 1 - ORGANIZATION

Elevation Series Trust (the “Trust”) was organized on March 7, 2022, as a Delaware statutory trust, and is authorized to issue multiple investment series. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently consists of one operational series, SRH U.S. Quality ETF (the “Fund”). The Fund’s investment objective is to provide investment results (before fees and expenses) that correspond to the SRH U.S. Quality Index (the “Index”). The Index is intended to capture the performance of U.S. companies that exhibit consistent and moderate revenue growth but do not trade at excessive valuations. The creator of the Index, Rocky Mountain Advisers, LLC, has designed the Index to provide exposure to a diversified portfolio of U.S. companies featuring value, growth, and quality characteristics while maintaining overall market exposure close to that of widely followed, broad-based U.S. equity benchmarks. The Fund commenced operations on October 5, 2022.

The Fund currently offers an unlimited number of one class of shares, without par value, which are listed and traded on the NYSE Arca, Inc (the “Exchange”). The Fund issues and redeems shares only in creation units (“Creation Units”) which are offered on a continuous basis through Paralel Distributors LLC (the “Distributor”), without a sales load (but subject to transaction fees, if applicable), at the net asset value per share next determined after receipt of an order in proper form pursuant to the terms of the Authorized Participant Agreement, calculated as of the scheduled close of regular trading on the Exchange on any day on which the Exchange is open for business. The Fund does not issue fractional Creation Units. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946 “Financial Services – Investment Companies.”

Portfolio Valuation: The net asset value per share (“NAV”) of the Fund is determined no less frequently than daily, on each day that the New York Stock Exchange (“NYSE”) is open for trading, as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV is determined by dividing the value of the Fund’s total assets less its liabilities by the number of shares outstanding.

Domestic equity securities traded on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day. If there has been no sale that business day, the securities are valued at the mean of the most recent bid and ask prices on the business day. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day. Portfolio securities traded in the over-the-counter market, but excluding NASDAQ, are valued at the last quoted sale price in such market. Debt obligations with maturities of 60 days or less are valued at amortized cost.

Securities for which market quotations are not readily available, including circumstances under which Paralel Advisors LLC (the “Adviser”) determines that prices received are unreliable, are valued at fair value according to procedures established and adopted by the Fund’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the Fund’s valuation designee with respect to the fair valuation of the Fund's portfolio securities, subject to oversight by and periodic reporting to the Board.

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

SRH U.S. Quality ETF

Notes to Schedule of Investments

January 31, 2024 (Continued) (Unaudited)

The following is a summary of the Fund’s investments in the fair value hierarchy as of January 31, 2024:

Investments in Securities at Value(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$128,061,243	$–	$–	$128,061,243
Money Market Funds	123,906	–	–	123,906
Total	$128,185,149	$–	$–	$128,185,149

(a)	For detailed descriptions and other security classifications, see the accompanying Schedule of Investments.

Securities Transactions: Securities transactions are recorded as of the trade date.

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